SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (FY)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
23.   SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

	First	Second	Third	Fourth
In thousands, except per share data	Quarter	Quarter	Quarter	Quarter (1)
2017
Net sales	$916,034	$932,253	$957,931	$1,075,538
Gross profit	269,707	273,963	253,203	268,440
Income from operations	114,512	113,356	101,666	91,545
Net income attributable to Wabtec shareholders	73,889	72,025	67,399	48,948
Basic earnings from operations per common share	$0.77	$0.75	$0.70	$0.51
Diluted earnings from operations per common share	$0.77	$0.75	$0.70	$0.51
2016
Net sales	$772,031	$723,601	$675,574	$759,982
Gross profit	255,180	237,389	212,481	219,189
Income from operations	142,209	132,375	119,400	62,623
Net income attributable to Wabtec shareholders	94,163	90,485	82,428	46,328
Basic earnings from operations per common share	$1.03	$1.00	$0.92	$0.42
Diluted earnings from operations per common share	$1.02	$1.00	$0.91	$0.42
(1) Results from the fourth quarter of 2017 include project adjustments related to prior periods which decreased income from operations by approximately $14.8 million. The effect of these project adjustments was not material.

The Company operates on a four-four-five week accounting quarter, and the quarters end on or about March 31, June 30 and September 30. The fiscal year ends on December 31.